Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income (Loss)
Schedule of income tax effects allocated to and cumulative balance of each component of accumulated other comprehensive income (loss)

(in thousands)	Beginning Balance	Pretax Amount	Tax Effect	Net-of-tax Amount	Ending Balance
As of December 31, 2014	$3,749	(17,280)	(1,605)	(15,675)	$(11,926)
Foreign currency translation adjustments	$(13,592)	(22,997)	(1,548)	(21,449)	$(35,041)
Transfer from noncontrolling interest (NCI)	28	-	-	-	28
Gain on available for sale securities	1,105	2,177	779	1,398	2,503
Change in AOCI related to postretirement healthcare plans	533	(2,449)	(882)	(1,567)	(1,034)
As of December 31, 2015	$(11,926)	(23,269)	(1,651)	(21,618)	$(33,544)
Foreign currency translation adjustments	$(35,041)	(36,341)	(5,872)	(30,469)	$(65,510)
Transfer from NCI	28	-	-	-	28
Gain on available for sale securities	2,503	11,394	4,035	7,359	9,862
Change in AOCI related to postretirement healthcare plans	(1,034)	775	279	496	(538)
As of December 31, 2016	$(33,544)	(24,172)	(1,558)	(22,614)	$(56,158)
Foreign currency translation adjustments	$(65,510)	24,794	2,776	22,018	$(43,492)
Transfer from NCI	28	-	-	-	28
Loss on available for sale securities	9,862	(2,050)	(634)	(1,416)	8,446
Change in AOCI related to postretirement healthcare plans	(538)	(682)	(90)	(592)	(1,130)
As of December 31, 2017	$(56,158)	22,062	2,052	20,010	$(36,148)